UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08297

                             Oppenheimer MidCap Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2003 - October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Adobe Systems, Inc.                                                         2.9%
--------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                2.8
--------------------------------------------------------------------------------
Gilead Sciences, Inc.                                                       2.6
--------------------------------------------------------------------------------
Coach, Inc.                                                                 2.4
--------------------------------------------------------------------------------
Patterson Cos., Inc.                                                        2.3
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A                                   2.3
--------------------------------------------------------------------------------
Symantec Corp.                                                              2.3
--------------------------------------------------------------------------------
Fastenal Co.                                                                2.3
--------------------------------------------------------------------------------
Whole Foods Market, Inc.                                                    2.2
--------------------------------------------------------------------------------
Legg Mason, Inc.                                                            2.2

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Specialty Retail                                                            8.6%
--------------------------------------------------------------------------------
Software                                                                    8.5
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            7.4
--------------------------------------------------------------------------------
Health Care Providers & Services                                            7.2
--------------------------------------------------------------------------------
Diversified Financial Services                                              5.4
--------------------------------------------------------------------------------
IT Services                                                                 5.4
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               4.7
--------------------------------------------------------------------------------
Biotechnology                                                               4.1
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              3.8
--------------------------------------------------------------------------------
Energy Equipment & Services                                                 3.4

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.


                          8 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

  Consumer Discretionary             23.9%

  Information Technology             22.9

  Health Care                        19.1

  Industrials                        14.6

  Financials                         10.8

  Energy                              6.4

  Consumer Staples                    2.3

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on common stocks.
--------------------------------------------------------------------------------


                          9 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund produced positive performance for its fiscal year, although it underperformed its benchmark the S&P Mid-Cap 400 Index. Overall, the Fund's performance can be attributed to strong stock selection. However, the greatest negative effect on performance came from the consumer discretionary sector.

      Of the sectors that did well for the Fund over the past year, we would emphasize the energy sector. The best performing energy-related stock in the portfolio was a domestic natural gas producer. In the financials sector, we performed essentially in line with the index, up 11% versus 10.8%. Beyond this, we did very well in the information technology and industrials sectors. Our information technology stocks were up, on average, a little over 3%, while the index was down over 12%, the result of effective stock picking in a sector that generally underperformed. Effective stock picking also spelled the difference in the industrials sector, where the Fund returned over 16%, while the index was up only 1.25%. In information technology, top contributors included Symantec, Corp. and Adobe Systems, Inc. In industrials, Expeditors International of Washington, Inc., and Apollo Group, Inc. led the way. Elsewhere, the Fund prospered in the consumer staples sector with an investment in Whole Foods Market, Inc. In the medical technology sector, Gilead Sciences, Inc. contributed the most. As noted, our outperformance was due to effective stock selection, which emphasizes high quality businesses with predictable, sustainable earnings.

      Undermining performance for the year were, among others, investments in the airlines sector. Airline stocks, such as Southwest Airlines and Jet Blue, were in the portfolio at the start of the year, but we removed them early on in appreciation of rising fuel prices and the incredible challenges they and others like them face on a long-term basis. Of the remaining sectors, as noted, restaurants and retail struggled. However, the greatest overall negative effect on performance came from the consumer discretionary sector, where we were slightly overweight relative to the index (24% vs. 22%). Elsewhere, we had no positions in the utilities sector (which is a small part of the index, in any event), nor did we own stocks in the materials sector.


                          10 | OPPENHEIMER MIDCAP FUND

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2004. In the case of Class A, Class B, Class C and Class Y shares, performance is measured from the inception of each Class on December 1, 1997. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to that of the S&P Mid-Cap 400
Index. The S&P Mid-Cap 400 Index is an unmanaged index of 400 domestic stocks chosen for market size liquidity, and industry group representation. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                          11 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer MidCap Fund (Class A)

    S&P Mid-Cap 400 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer MidCap          S&P Mid-Cap
                                Fund (Class A)             400 Index

 12/01/1997                       $ 9,425                  $10,000
 01/31/1998                         9,519                   10,190
 04/30/1998                        12,271                   11,743
 07/31/1998                        11,744                   10,848
 10/31/1998                        10,207                   10,515
 01/31/1999                        13,390                   11,892
 04/30/1999                        14,636                   12,498
 07/31/1999                        16,382                   12,943
 10/31/1999                        18,760                   12,731
 01/31/2000                        25,875                   13,795
 04/30/2000                        27,564                   15,438
 07/31/2000                        29,716                   15,713
 10/31/2000                        28,697                   16,760
 01/31/2001                        23,903                   17,052
 04/30/2001                        16,901                   16,525
 07/31/2001                        15,618                   16,591
 10/31/2001                        13,608                   14,674
 01/31/2002                        13,910                   16,493
 04/30/2002                        13,419                   17,611
 07/31/2002                        11,201                   14,491
 10/31/2002                        10,786                   13,972
 01/31/2003                        10,182                   13,759
 04/30/2003                        10,871                   14,528
 07/31/2003                        12,617                   16,498
 10/31/2003                        13,183                   18,266
 01/31/2004                        13,230                   19,638
 04/30/2004                        13,608                   19,532
 07/31/2004                        13,400                   19,440
 10/31/2004                        14,193                   20,283

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 1.47%   5-Year -6.54%  Since Inception (12/1/97) 5.19%


                          12 | OPPENHEIMER MIDCAP FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer MidCap Fund (Class B)

    S&P Mid-Cap 400 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer MidCap          S&P Mid-Cap
                                Fund (Class B)             400 Index

 12/01/1997                       $10,000                  $10,000
 01/31/1998                        10,080                   10,190
 04/30/1998                        12,980                   11,743
 07/31/1998                        12,390                   10,848
 10/31/1998                        10,770                   10,515
 01/31/1999                        14,097                   11,892
 04/30/1999                        15,379                   12,498
 07/31/1999                        17,181                   12,943
 10/31/1999                        19,644                   12,731
 01/31/2000                        27,043                   13,795
 04/30/2000                        28,766                   15,438
 07/31/2000                        30,948                   15,713
 10/31/2000                        29,827                   16,760
 01/31/2001                        24,801                   17,052
 04/30/2001                        17,502                   16,525
 07/31/2001                        16,150                   16,591
 10/31/2001                        14,037                   14,674
 01/31/2002                        14,318                   16,493
 04/30/2002                        13,787                   17,611
 07/31/2002                        11,494                   14,491
 10/31/2002                        11,034                   13,972
 01/31/2003                        10,393                   13,759
 04/30/2003                        11,084                   14,528
 07/31/2003                        12,846                   16,498
 10/31/2003                        13,387                   18,266
 01/31/2004                        13,431                   19,638
 04/30/2004                        13,815                   19,532
 07/31/2004                        13,604                   19,440
 10/31/2004                        14,409                   20,283

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 1.88%   5-Year -6.52%   Since Inception (12/1/97) 5.42%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          13 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer MidCap Fund (Class C)

    S&P Mid-Cap 400 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer MidCap          S&P Mid-Cap
                                Fund (Class C)             400 Index

  12/01/1997                       $10,000                  $10,000
  01/31/1998                        10,090                   10,190
  04/30/1998                        12,980                   11,743
  07/31/1998                        12,400                   10,848
  10/31/1998                        10,760                   10,515
  01/31/1999                        14,087                   11,892
  04/30/1999                        15,369                   12,498
  07/31/1999                        17,171                   12,943
  10/31/1999                        19,624                   12,731
  01/31/2000                        27,023                   13,795
  04/30/2000                        28,746                   15,438
  07/31/2000                        30,938                   15,713
  10/31/2000                        29,817                   16,760
  01/31/2001                        24,791                   17,052
  04/30/2001                        17,492                   16,525
  07/31/2001                        16,140                   16,591
  10/31/2001                        14,037                   14,674
  01/31/2002                        14,318                   16,493
  04/30/2002                        13,787                   17,611
  07/31/2002                        11,484                   14,491
  10/31/2002                        11,034                   13,972
  01/31/2003                        10,393                   13,759
  04/30/2003                        11,084                   14,528
  07/31/2003                        12,846                   16,498
  10/31/2003                        13,387                   18,266
  01/31/2004                        13,407                   19,638
  04/30/2004                        13,767                   19,532
  07/31/2004                        13,527                   19,440
  10/31/2004                        14,308                   20,283

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 5.88%   5-Year -6.12%   Since Inception (12/1/97) 5.32%


                          14 | OPPENHEIMER MIDCAP FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer MidCap Fund (Class N)

    S&P Mid-Cap 400 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer MidCap          S&P Mid-Cap
                                Fund (Class N)             400 Index

 03/01/2001                        $10,000                 $10,000
 04/30/2001                          9,161                  10,278
 07/31/2001                          8,465                  10,319
 10/31/2001                          7,370                   9,126
 01/31/2002                          7,528                  10,258
 04/30/2002                          7,257                  10,953
 07/31/2002                          6,054                   9,013
 10/31/2002                          5,824                   8,690
 01/31/2003                          5,496                   8,557
 04/30/2003                          5,865                   9,036
 07/31/2003                          6,801                  10,261
 10/31/2003                          7,098                  11,361
 01/31/2004                          7,119                  12,214
 04/30/2004                          7,323                  12,148
 07/31/2004                          7,201                  12,090
 10/31/2004                          7,625                  12,615

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 6.43%   5-Year N/A    Since Inception (3/1/01) -7.13%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                          15 | OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer MidCap Fund (Class Y)

   S&P Mid-Cap 400 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer MidCap          S&P Mid-Cap
                                Fund (Class Y)             400 Index

 12/01/1997                        $10,000                $10,000
 01/31/1998                         10,110                 10,190
 04/30/1998                         13,040                 11,743
 07/31/1998                         12,500                 10,848
 10/31/1998                         10,880                 10,515
 01/31/1999                         14,297                 11,892
 04/30/1999                         15,639                 12,498
 07/31/1999                         17,521                 12,943
 10/31/1999                         20,095                 12,731
 01/31/2000                         27,744                 13,795
 04/30/2000                         29,596                 15,438
 07/31/2000                         31,949                 15,713
 10/31/2000                         30,898                 16,760
 01/31/2001                         25,771                 17,052
 04/30/2001                         18,232                 16,525
 07/31/2001                         16,861                 16,591
 10/31/2001                         14,708                 14,674
 01/31/2002                         15,048                 16,493
 04/30/2002                         14,538                 17,611
 07/31/2002                         12,155                 14,491
 10/31/2002                         11,724                 13,972
 01/31/2003                         11,094                 13,759
 04/30/2003                         11,844                 14,528
 07/31/2003                         13,757                 16,498
 10/31/2003                         14,368                 18,266
 01/31/2004                         14,438                 19,638
 04/30/2004                         14,868                 19,532
 07/31/2004                         14,648                 19,440
 10/31/2004                         15,529                 20,283

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/04

1 Year 8.08%   5 Year -5.02%   Since Inception (12/1/97) 6.57%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                          16 | OPPENHEIMER MIDCAP FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge. Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion.

CLASS C shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/1/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                          17 | OPPENHEIMER MIDCAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                          18 | OPPENHEIMER MIDCAP FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            BEGINNING          ENDING          EXPENSES
                            ACCOUNT            ACCOUNT         PAID DURING
                            VALUE              VALUE           6 MONTHS ENDED
                            (5/1/04)           (10/31/04)      OCTOBER 31, 2004
-------------------------------------------------------------------------------
Class A Actual              $1,000.00          $1,043.00       $ 6.85
-------------------------------------------------------------------------------
Class A Hypothetical         1,000.00           1,018.45         6.77
-------------------------------------------------------------------------------
Class B Actual               1,000.00           1,038.50        10.87
-------------------------------------------------------------------------------
Class B Hypothetical         1,000.00           1,014.53        10.74
-------------------------------------------------------------------------------
Class C Actual               1,000.00           1,039.30        10.77
-------------------------------------------------------------------------------
Class C Hypothetical         1,000.00           1,014.63        10.64
-------------------------------------------------------------------------------
Class N Actual               1,000.00           1,041.20         8.09
-------------------------------------------------------------------------------
Class N Hypothetical         1,000.00           1,017.24         7.99
-------------------------------------------------------------------------------
Class Y Actual               1,000.00           1,044.40         5.00
-------------------------------------------------------------------------------
Class Y Hypothetical         1,000.00           1,020.26         4.94

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2004 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.33%
---------------------------
Class B           2.11
---------------------------
Class C           2.09
---------------------------
Class N           1.57
---------------------------
Class Y           0.97

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                          19 | OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  October 31, 2004
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--23.4%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.5%
Gentex Corp.                                           433,700       $14,316,437
--------------------------------------------------------------------------------
AUTOMOBILES--1.5%
Harley-Davidson, Inc.                                  258,200        14,864,574
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.7%
P.F. Chang's China
Bistro, Inc. 1                                         243,000        12,354,120
--------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                     510,900        12,619,230
--------------------------------------------------------------------------------
Starbucks Corp. 1                                      392,714        20,766,716
                                                                     -----------
                                                                      45,740,066

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Harman
International
Industries, Inc.                                        68,700         8,256,366
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.1%
Brunswick Corp.                                        433,900        20,358,588
--------------------------------------------------------------------------------
MEDIA--1.7%
Getty Images, Inc. 1                                   287,300        16,988,049
--------------------------------------------------------------------------------
SPECIALTY RETAIL--8.6%
Bed Bath &
Beyond, Inc. 1                                         424,600        17,319,434
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                    387,600        15,515,628
--------------------------------------------------------------------------------
O'Reilly
Automotive, Inc. 1                                     499,300        21,499,858
--------------------------------------------------------------------------------
PetsMart, Inc.                                         620,100        19,830,798
--------------------------------------------------------------------------------
Urban Outfitters,
Inc. 1                                                 237,100         9,721,100
                                                                     -----------
                                                                      83,886,818

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.4%
Coach, Inc. 1                                          494,183        23,043,753
--------------------------------------------------------------------------------
CONSUMER STAPLES--2.3%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
Whole Foods
Market, Inc.                                           268,800        21,888,384
--------------------------------------------------------------------------------
ENERGY--6.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.4%
BJ Services Co.                                        285,200        14,545,200

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Smith
International, Inc. 1                                  314,800       $18,283,584
                                                                     -----------
                                                                      32,828,784

--------------------------------------------------------------------------------
OIL & GAS--2.9%
Apache Corp.                                           361,800        18,343,260
--------------------------------------------------------------------------------
XTO Energy, Inc.                                       297,300         9,923,874
                                                                     -----------
                                                                      28,267,134

--------------------------------------------------------------------------------
FINANCIALS--10.6%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.2%
Commerce
Bancorp, Inc.                                          363,900        21,557,436
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.4%
Chicago Mercantile
Exchange (The)                                          84,400        14,831,612
--------------------------------------------------------------------------------
Investors Financial
Services Corp.                                         422,400        16,258,176
--------------------------------------------------------------------------------
Legg Mason, Inc.                                       342,900        21,846,159
                                                                     -----------
                                                                      52,935,947

--------------------------------------------------------------------------------
INSURANCE--3.0%
AMBAC Financial
Group, Inc.                                            270,500        21,115,230
--------------------------------------------------------------------------------
Brown & Brown, Inc.                                    184,500         7,704,720
                                                                     -----------
                                                                      28,819,950

--------------------------------------------------------------------------------
HEALTH CARE--18.7%
--------------------------------------------------------------------------------

BIOTECHNOLOGY--4.1%
Celgene Corp. 1                                        243,200         7,203,584
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                      208,600         7,309,344
--------------------------------------------------------------------------------
Gilead Sciences,
Inc. 1                                                 728,000        25,210,640
                                                                     -----------
                                                                      39,723,568

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.4%
Bard (C.R.), Inc.                                      265,100        15,057,680
--------------------------------------------------------------------------------
Cooper Cos., Inc.
(The)                                                  173,500        12,205,725
--------------------------------------------------------------------------------
Idexx Laboratories,
Inc. 1                                                  99,200         4,944,128


                          20 | OPPENHEIMER MIDCAP FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Stryker Corp.                                          181,900       $ 7,838,071
--------------------------------------------------------------------------------
Thermo Electron
Corp. 1                                                530,700        15,390,300
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                        424,252        17,033,718
                                                                     -----------
                                                                      72,469,622

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--7.2%
Coventry Health
Care, Inc. 1                                           381,250        15,593,125
--------------------------------------------------------------------------------
Health Management
Associates, Inc., Cl. A                              1,036,000        21,403,760
--------------------------------------------------------------------------------
Lincare Holdings,
Inc. 1                                                 290,500        10,678,780
--------------------------------------------------------------------------------
Patterson Cos., Inc. 1                                 593,200        22,245,000
                                                                     -----------
                                                                      69,920,665

--------------------------------------------------------------------------------
INDUSTRIALS--14.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.2%
L-3 Communications
Holdings, Inc.                                         180,600        11,906,958
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                 262,700         9,317,969
                                                                     -----------
                                                                      21,224,927

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--2.8%
Expeditors
International of
Washington, Inc.                                       472,000        26,951,200
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.8%
Apollo Group,
Inc., Cl. A 1                                              889            58,674
--------------------------------------------------------------------------------
Corporate Executive
Board Co.                                              313,200        19,935,180
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                     383,900        17,402,187
                                                                     -----------
                                                                      37,396,041

--------------------------------------------------------------------------------
MACHINERY--1.5%
Donaldson Co., Inc.                                    479,700        14,247,090
--------------------------------------------------------------------------------
ROAD & RAIL--1.8%
C.H. Robinson
Worldwide, Inc.                                        323,600        17,454,984

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.2%
Fastenal Co.                                           397,300       $21,942,879
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.4%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.6%
Comverse
Technology, Inc. 1                                     741,900        15,312,816
--------------------------------------------------------------------------------
ITF Optical
Technologies, Inc. 1,2                                 384,000           265,805
                                                                     -----------
                                                                      15,578,621

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.0%
CDW Corp.                                              322,700        20,017,081
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.3%
VeriSign, Inc. 1                                       468,100        12,559,123
--------------------------------------------------------------------------------
IT SERVICES--5.4%
Affiliated Computer
Services, Inc., Cl. A 1                                404,400        22,060,020
--------------------------------------------------------------------------------
Alliance Data
Systems Corp. 1                                        281,700        11,910,276
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                         520,400        18,495,016
                                                                     -----------
                                                                      52,465,312

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.8%
Zebra Technologies
Corp., Cl. A 1                                         323,750        17,155,513
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.8%
Linear Technology
Corp.                                                  453,900        17,193,732
--------------------------------------------------------------------------------
SOFTWARE--8.5%
Adobe Systems, Inc.                                    500,600        28,048,618
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                          593,700        14,931,555
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                299,400        13,449,048
--------------------------------------------------------------------------------
Intuit, Inc. 1                                         106,800         4,844,448
--------------------------------------------------------------------------------
Symantec Corp. 1                                       386,200        21,990,228
                                                                     -----------
                                                                      83,263,897
                                                                     -----------

Total Common Stocks
(Cost $791,157,725)                                                  953,316,541


                          21 | OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Axsun Technologies,
Inc., Cv., Series C 1,2,3                               771,20       $   252,802
--------------------------------------------------------------------------------
Centerpoint Broadband
Technologies, Inc., Cv.,
Series D 1,2                                           556,586                --
                                                                     -----------
Total Preferred Stocks
(Cost $14,999,994)                                                       252,802

                                                      PRINCIPAL            VALUE
                                                         AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.8%
--------------------------------------------------------------------------------
Undivided interest of 2.89% in joint
repurchase agreement (Principal Amount/
Value $595,058,000, with a maturity value
of $595,147,755) with UBS Warburg LLC,
1.81%, dated 10/29/04, to be repurchased
at $17,215,596 on 11/1/04, collateralized
by Federal National Mortgage Assn.,
5.50%, 1/1/34--4/1/34, with a
value of $607,720,116
(Cost $17,213,000)                                $  17,213,000     $ 17,213,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $823,370,719)                                        99.8%     970,782,343
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                          0.2        2,116,180
                                                  ------------------------------
NET ASSETS                                                100.0%    $972,898,523
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. See Note 5 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of October 31, 2004 amounts to $252,802. Transactions during the period in which the issuer was an affiliate are as follows:

                           SHARES                                 SHARES
                         OCT. 31,       GROSS        GROSS      OCT. 31,     UNREALIZED      REALIZED    DIVIDEND
                             2003   ADDITIONS   REDUCTIONS          2004   DEPRECIATION          GAIN      INCOME
-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Axsun Technologies,
Inc., Cv., Series C       771,208          --           --       771,208     $8,747,195    $       --         $--
fusionOne, Inc.,
8% Non-Cum
Cv., Series D           1,675,894          --    1,675,894            --             --     8,736,100          --
ITF Optical
Technologies,
Inc., Cv., Series A       200,000     184,000*     384,000            --             --            --          --
                                                                             ------------------------------------
                                                                             $8,747,195    $8,736,100         $--
                                                                             ====================================

*Issued as the result of a stock split.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          22 | OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $814,370,722)                          $   970,529,541
Affiliated companies (cost $8,999,997)                                      252,802
                                                                    ----------------
                                                                        970,782,343
------------------------------------------------------------------------------------
Cash                                                                        717,908
------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                          2,994,769
Shares of beneficial interest sold                                          911,061
Interest and dividends                                                      126,232
Other                                                                         8,312
                                                                    ----------------
Total assets                                                            975,540,625

------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                    1,797,157
Transfer and shareholder servicing agent fees                               242,376
Shareholder communications                                                  205,253
Distribution and service plan fees                                          194,819
Trustees' compensation                                                      167,850
Other                                                                        34,647
                                                                    ----------------
Total liabilities                                                         2,642,102

------------------------------------------------------------------------------------
NET ASSETS                                                          $   972,898,523
                                                                    ================

------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------
Paid-in capital                                                     $ 1,951,582,203
------------------------------------------------------------------------------------
Accumulated net investment loss                                            (165,364)
------------------------------------------------------------------------------------
Accumulated net realized loss on investments                         (1,125,929,940)
------------------------------------------------------------------------------------
Net unrealized appreciation on investments                              147,411,624
                                                                    ----------------
NET ASSETS                                                          $   972,898,523
                                                                    ================


                          23 | OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $504,291,744 and 33,529,515 shares of beneficial interest outstanding)                  $15.04
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                         $15.96
--------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $312,315,072 and 21,853,772 shares of beneficial interest outstanding)                  $14.29
--------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $110,018,329 and 7,700,461 shares of beneficial interest outstanding)                   $14.29
--------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $22,487,917 and 1,509,089 shares of beneficial interest outstanding)                    $14.90
--------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based
on net assets of $23,785,461 and 1,533,205 shares of beneficial interest outstanding)      $15.51

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          24 | OPPENHEIMER MIDCAP FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $7,200)   $  2,456,436
----------------------------------------------------------------------
Interest                                                      149,776
                                                         -------------
Total investment income                                     2,606,212

----------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------
Management fees                                             6,352,334
----------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                     1,111,508
Class B                                                     3,166,513
Class C                                                     1,052,106
Class N                                                        94,715
----------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                     2,025,128
Class B                                                     1,704,643
Class C                                                       546,056
Class N                                                       110,995
Class Y                                                        56,539
----------------------------------------------------------------------
Shareholder communications:
Class A                                                       106,621
Class B                                                       161,154
Class C                                                        33,303
Class N                                                           305
----------------------------------------------------------------------
Trustees' compensation                                         54,773
----------------------------------------------------------------------
Custodian fees and expenses                                    11,839
----------------------------------------------------------------------
Other                                                         115,006
                                                         -------------
Total expenses                                             16,703,538
Less reduction to custodian expenses                           (1,380)
Less payments and waivers of expenses                      (1,207,102)
                                                         -------------
Net expenses                                               15,495,056

----------------------------------------------------------------------
NET INVESTMENT LOSS                                       (12,888,844)

----------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------
Net realized gain on:
Investments:
  Unaffiliated companies                                   84,566,296
  Affiliated companies                                      8,736,100
Net increase from payment by affiliate                         36,160
                                                         -------------
Net realized gain                                          93,338,556
----------------------------------------------------------------------
Net change in unrealized appreciation on investments      (17,276,110)

----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $ 63,173,602
                                                         =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          25 | OPPENHEIMER MIDCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                          2004             2003
--------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------
Net investment loss                                    $ (12,888,844)   $ (10,614,521)
--------------------------------------------------------------------------------------
Net realized gain (loss)                                  93,338,556      (67,296,474)
--------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)     (17,276,110)     233,645,940
                                                       -------------------------------
Net increase in net assets resulting from operations      63,173,602      155,734,945

--------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                   41,101,126        2,926,569
Class B                                                  (36,309,315)     (20,575,816)
Class C                                                     (222,383)       2,421,302
Class N                                                    4,493,365        5,137,432
Class Y                                                    5,221,032        6,801,730

--------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------
Total increase                                            77,457,427      152,446,162
--------------------------------------------------------------------------------------
Beginning of period                                      895,441,096      742,994,934
                                                       -------------------------------
End of period (including accumulated net investment
loss of $165,364 and $146,500, respectively)           $ 972,898,523    $ 895,441,096
                                                       ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          26 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED OCTOBER 31,               2004         2003         2002         2001           2000
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  13.97     $  11.43     $  14.42     $  30.41     $    19.88
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                    (.17)        (.12)        (.13)        (.02)           .04
Net realized and unrealized gain (loss)         1.24         2.66        (2.86)      (15.97)         10.49
                                            ----------------------------------------------------------------
Total from investment operations                1.07         2.54        (2.99)      (15.99)         10.53
------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  15.04     $  13.97     $  11.43     $  14.42     $    30.41
                                            ================================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1              7.66%       22.22%      (20.74)%     (52.58)%        52.97%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $504,292     $430,514     $351,983     $532,338     $1,055,967
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $457,926     $366,050     $460,797     $718,814     $  728,168
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                   (1.05)%      (1.01)%      (1.06)%      (0.09)%         0.28%
Total expenses                                  1.42%        1.61%        1.68%        1.33%          1.16%
Expenses after payments and waivers
and reduction to custodian expenses             1.33%        1.32%        1.47%        1.32%           N/A 3
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          114%          76%          51%          84%            23%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          27 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED OCTOBER 31,              2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  13.37     $  11.02     $  14.02     $  29.79     $  19.62
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                             (.30)        (.23)        (.30)        (.15)        (.07)
Net realized and unrealized gain (loss)         1.22         2.58        (2.70)      (15.62)       10.24
                                            ---------------------------------------------------------------
Total from investment operations                 .92         2.35        (3.00)      (15.77)       10.17
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  14.29     $  13.37     $  11.02     $  14.02     $  29.79
                                            ===============================================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1              6.88%       21.33%      (21.40)%     (52.94)%      51.83%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $312,315     $327,880     $291,397     $438,962     $874,830
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $316,748     $291,209     $385,917     $592,096     $594,390
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                            (1.83)%      (1.75)%      (1.85)%      (0.84)%      (0.48)%
Total expenses                                  2.30%        2.51%        2.48%        2.08%        1.91%
Expenses after payments and waivers
and reduction to custodian expenses             2.12%        2.06%        2.27%        2.07%          N/A 3
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          114%          76%          51%          84%          23%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          28 | OPPENHEIMER MIDCAP FUND

CLASS C     YEAR ENDED OCTOBER 31,              2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  13.37     $  11.02     $  14.02     $  29.78     $  19.60
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                             (.25)        (.20)        (.30)        (.15)        (.07)
Net realized and unrealized gain (loss)         1.17         2.55        (2.70)      (15.61)       10.25
                                            ---------------------------------------------------------------
Total from investment operations                 .92         2.35        (3.00)      (15.76)       10.18
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  14.29     $  13.37     $  11.02     $  14.02     $  29.78
                                            ================================================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1              6.88%       21.33%      (21.40)%     (52.92)%      51.94%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $110,018     $103,271     $ 83,351     $128,230     $247,566
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $105,285     $ 87,528     $112,436     $170,129     $161,221
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                            (1.81)%      (1.77)%      (1.84)%      (0.85)%      (0.48)%
Total expenses                                  2.26%        2.49%        2.47%        2.08%        1.91%
Expenses after payments and waivers
and reduction to custodian expenses             2.10%        2.08%        2.26%        2.07%         N/A 3
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          114%          76%          51%          84%          23%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          29 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N    YEAR ENDED OCTOBER 31,              2004        2003        2002      2001 1
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 13.87     $ 11.38     $ 14.40     $ 19.54
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                            (.18)       (.17)       (.14)       (.05)
Net realized and unrealized gain (loss)        1.21        2.66       (2.88)      (5.09)
                                            ---------------------------------------------
Total from investment operations               1.03        2.49       (3.02)      (5.14)
-----------------------------------------------------------------------------------------
Net asset value, end of period              $ 14.90     $ 13.87     $ 11.38     $ 14.40
                                            =============================================

-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             7.43%      21.88%     (20.97)%    (26.31)%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $22,488     $16,606     $ 8,846     $ 2,268
-----------------------------------------------------------------------------------------
Average net assets (in thousands)           $18,969     $11,846     $ 6,576     $ 1,250
-----------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                           (1.28)%     (1.34)%     (1.28)%     (0.94)%
Total expenses                                 1.80%       1.86%       1.87%       1.73%
Expenses after payments and waivers
and reduction to custodian expenses            1.57%       1.64%       1.66%       1.72%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                         114%         76%         51%         84%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          30 | OPPENHEIMER MIDCAP FUND

CLASS Y    YEAR ENDED OCTOBER 31,              2004        2003          2002        2001     2000
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 14.35     $ 11.71       $ 14.69     $ 30.86   $20.07
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                            (.13)       (.19)         (.08)       (.08)    (.02)
Net realized and unrealized gain (loss)        1.29        2.83         (2.90)     (16.09)    10.81
                                            --------------------------------------------------------
Total from investment operations               1.16        2.64         (2.98)     (16.17)    10.79
----------------------------------------------------------------------------------------------------
Net asset value, end of period              $ 15.51     $ 14.35       $ 11.71     $ 14.69    $30.86
                                            =========================================================

----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1             8.08%      22.55%       (20.29)%    (52.40)%   53.76%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $23,785     $17,171       $ 7,419     $ 4,759    $  115
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $19,540     $11,928       $ 6,449     $ 2,720    $   33
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                  (0.69)%     (0.80)%       (0.39)%     (0.12)%   0.60%
Total expenses                                 0.98%       1.11%         0.83%       1.07%    0.74%
Expenses after payments and waivers
and reduction to custodian expenses             N/A 3       N/A 3,4       N/A 3      1.02%     N/A 3
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                         114%         76%           51%         84%      23%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          31 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer MidCap Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining


                          32 | OPPENHEIMER MIDCAP FUND
maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                          33 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED                          OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM      ACCUMULATED LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN    CARRYFORWARD 1,2,3         TAX PURPOSES
   -------------------------------------------------------------------------
   $--                        $--        $1,125,748,750         $146,969,773

1. As of October 31, 2004, the Fund had $1,125,748,750 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2004, details of the capital loss carryforwards were as follows:

                       EXPIRING
                       ------------------------------
                       2008           $    54,968,709
                       2009               765,251,646 4
                       2010               237,892,098
                       2011                67,636,297
                                      ---------------
                       Total          $ 1,125,748,750
                                      ===============

2. During the fiscal year ended October 31, 2004, the Fund utilized $93,361,075 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended October 31, 2003, the Fund did not utilize any capital loss carryforward.

4. Includes $260,660 of capital loss carryforwards acquired in the September 4, 2003 merger of Oppenheimer Select Managers Gartmore Millennium Growth Fund II.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                             INCREASE TO
                                    REDUCTION TO         ACCUMULATED NET
          REDUCTION TO           ACCUMULATED NET           REALIZED LOSS
          PAID-IN CAPITAL        INVESTMENT LOSS          ON INVESTMENTS
          --------------------------------------------------------------
          $12,833,820                $12,869,980                 $36,160

No distributions were paid during the years ended October 31, 2004 and October 31, 2003.

      The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between


                          34 | OPPENHEIMER MIDCAP FUND
book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                Federal tax cost of securities   $ 823,812,570
                                                 =============

                Gross unrealized appreciation    $ 181,681,734
                Gross unrealized depreciation      (34,711,961)
                                                 -------------
                Net unrealized appreciation      $ 146,969,773
                                                 =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2004, the Fund's projected benefit obligations were increased by $15,651 and payments of $3,871 were made to retired trustees, resulting in an accumulated liability of $158,276 as of October 31, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                          35 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED OCTOBER 31, 2004    YEAR ENDED OCTOBER 31, 2003
                               SHARES           AMOUNT        SHARES           AMOUNT
--------------------------------------------------------------------------------------
CLASS A
Sold                       12,246,136    $ 177,432,418     8,268,487    $ 100,143,126
Acquisition-Note 6                 --               --       317,478        4,460,569
Redeemed                   (9,541,964)    (136,331,292)   (8,568,434)    (101,677,126)
                           -----------------------------------------------------------
Net increase                2,704,172    $  41,101,126        17,531    $   2,926,569
                           ===========================================================

--------------------------------------------------------------------------------------
CLASS B
Sold                        3,400,008    $  46,414,529     4,126,736    $  48,252,675
Acquisition-Note 6                 --               --        38,399          517,234
Redeemed                   (6,061,337)     (82,723,844)   (6,086,687)     (69,345,725)
                           -----------------------------------------------------------
Net decrease               (2,661,329)   $ (36,309,315)   (1,921,552)   $ (20,575,816)
                           ===========================================================

--------------------------------------------------------------------------------------
CLASS C
Sold                        2,068,251    $  28,190,122     2,083,749    $  24,228,356
Acquisition-Note 6                 --               --        33,708          453,714
Redeemed                   (2,092,647)     (28,412,505)   (1,956,908)     (22,260,768)
                           -----------------------------------------------------------
Net increase (decrease)       (24,396)   $    (222,383)      160,549    $   2,421,302
                           ===========================================================

--------------------------------------------------------------------------------------
CLASS N
Sold                          849,973    $  12,080,873       680,615    $   8,317,381
Acquisition-Note 6                 --               --        11,483          160,308
Redeemed                     (538,064)      (7,587,508)     (271,906)      (3,340,257)
                           -----------------------------------------------------------
Net increase                  311,909    $   4,493,365       420,192    $   5,137,432
                           ===========================================================

--------------------------------------------------------------------------------------
CLASS Y
Sold                          908,690    $  13,499,650       896,395    $  11,097,195
Acquisition-Note 6                 --               --            52              743
Redeemed                     (571,650)      (8,278,618)     (333,575)      (4,296,208)
                           -----------------------------------------------------------
Net increase                  337,040    $   5,221,032       562,872    $   6,801,730
                           ===========================================================


                          36 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2004, were $1,042,594,551 and $1,040,932,136, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1 billion, and 0.56% of average annual net assets in excess of $2.5 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2004, the Fund paid $3,161,855 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year


                          37 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2004 for Class B, Class C and Class N shares were $16,926,277, $3,719,875 and $376,075, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                              CLASS A        CLASS B        CLASS C        CLASS N
                             CLASS A       CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                           FRONT-END         DEFERRED       DEFERRED       DEFERRED       DEFERRED
                       SALES CHARGES    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                         RETAINED BY      RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED               DISTRIBUTOR      DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------------------------
October 31, 2004            $438,751          $15,043       $767,386        $18,618        $12,823

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $36,160, an amount equivalent to certain of such commissions incurred in prior years.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2004, OFS waived $404,191, $586,665, $172,572 and $43,674 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in


                          38 | OPPENHEIMER MIDCAP FUND
illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2004 was $518,607, which represents 0.05% of the Fund's net assets, all of which are considered restricted. Information concerning restricted securities is as follows:

                                                                              VALUATION
                                           ACQUISITION                            AS OF        UNREALIZED
SECURITY                                         DATES             COST   OCT. 31, 2004      DEPRECIATION
---------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Axsun Technologies, Inc., Cv., Series C       12/13/00      $ 8,999,997        $252,802        $8,747,195
Centerpoint Broadband Technologies, Inc.,
Cv., Series D                                 10/23/00        5,999,997              --         5,999,997
ITF Optical Technologies, Inc.                  4/7/00        5,000,000         265,805         4,734,195

--------------------------------------------------------------------------------
6. ACQUISITION OF OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

On September 4, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Gartmore Millennium Growth Fund II, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Gartmore Millennium Growth Fund II shareholders on August 29, 2003. The Fund issued (at an exchange ratio of 0.525672 for Class A, 0.537854 for Class B, 0.538216 for Class C, 0.524906 for Class N and 0.515156 for Class Y of the Fund to one share of Oppenheimer MidCap Fund 317,478; 38,399; 33,708; 11,483 and 52 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $4,460,569, $517,234, $453,714, $160,308 and $743 in
exchange for the net assets, resulting in combined Class A net assets of 430,352,457, Class B net assets of $328,027,097, Class C net assets of $102,832,057, Class N net assets of $15,671,309 and Class Y net assets of $16,967,112 on September 4, 2003. The net assets acquired included net unrealized appreciation of $858,837 and an unused capital loss carryforward of $1,913,251, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
7. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/Trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the


                          39 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superseding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                          40 | OPPENHEIMER MIDCAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MIDCAP FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer MidCap Fund, including the statement of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer MidCap Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
December 16, 2004


                          41 | OPPENHEIMER MIDCAP FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS   Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and
Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          42 | OPPENHEIMER MIDCAP FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE       BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,                Principal of Courtney Associates, Inc. (venture capital firm); former General
Chairman of the Board              Partner of Trivest Venture Fund (private venture capital fund); former President
of Trustees, Trustee               of Investment Counseling Federated Investors, Inc.; Trustee of the following
(since 1997)                       open-end investment companies: Cash Assets Trust, PIMCO ADVISORS VIT, Tax
Age: 71                            Free Trust of Arizona and 4 funds for the Hawaiian Tax Free Trust. Oversees 11 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,                   Principal of Clinton Management Associates, a financial and venture capital
Trustee (since 1997)               consulting firm; Trustee of the following open-end investment companies: Trustee of
Age: 73                            Capital Cash Management Trust, Prime Cash Fund, PIMCO ADVISORS VIT and
                                   Narragansett Insured Tax-Free Income Fund. Formerly a director of OCC Cash
                                   Reserves, Inc. (open-end investment company) (1989-December 2002). Oversees
                                   11 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1998)               OppenheimerFunds complex.
Age: 71

LACY B. HERRMANN,                  Chairman and Chief Executive Officer of Aquila Management Corporation,
Trustee (since 1997)               the sponsoring organization and manager, administrator and/or sub-adviser to
Age: 75                            the following open-end investment companies, and Chairman of the Board of
                                   Trustees and President of each: Churchill Cash Reserves Trust, Aquila-Cascadia
                                   Equity Fund, Cash Assets Trust, Prime Cash Fund, Narragansett Insured Tax-Free
                                   Income Fund, Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-
                                   Free Fund of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, and
                                   Aquila Rocky Mountain Equity Fund and PIMCO ADVISORS VIT; Vice President,
                                   Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital
                                   Cash Management Trust ("CCMT"), and an Officer and Trustee/Director of its
                                   predecessors; President and Director of STCM Management Company, Inc.,
                                   sponsor and adviser to CCMT; Chairman, President and a Director of InCap
                                   Management Corporation, formerly sub-adviser and administrator of Prime
                                   Cash Fund and Short Term Asset Reserves; Trustee Emeritus of Brown University.
                                   Formerly Chairman of the Board of Trustees and President of Hawaiian Tax-Free
                                   Trust. Oversees 11 portfolios in the OppenheimerFunds complex.

BRIAN WRUBLE,                      General Partner (since September 1995) of Odyssey Partners, L.P. (hedge funds
Trustee (since 2001)               in distribution since 1/1/97); Director (since September 2004) of Special Value
Age: 61                            Opportunities Fund, LLC; Investment Advisory Board (since October 2004)
                                   of Zurich Financial Services; Board of Governing Trustees (since August 1990)
                                   of The Jackson Laboratory (genetics laboratory, non profit); Trustee (since May
                                   1992) of Institute for Advanced Study (educational institute); Formerly Special
                                   Limited Partner (1999-2004) and Managing Principal (through December 1998)
                                   of Odyssey Investment Partners, LLC (private equity investment); Trustee (2000-
                                   2002) of Research Foundation of AIMR (investment research, non-profit);
                                   Governor, Jerome Levy Economics Institute of Bard College (economics research) (August 1990-September 2001); Director of Ray & Berendtson, Inc.
                                   (executive search firm) (May 2000-April 2002). Oversees 10 portfolios in the
                                   OppenheimerFunds complex.


                          43 | OPPENHEIMER MIDCAP FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
OFFICERS                             THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. MURPHY,
                                     O'HARE, AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
                                     YORK, NY 10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY,
                                     CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS
                                     EARLIER RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                      Chairman, Chief Executive Officer and director (since June 2001) and President
President (since 2001)               (since September 2000) of the Manager; President and a director or trustee
Age: 55                              of other Oppenheimer funds; President and a director (since July 2001) of
                                     Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                     Manager); a director (since November 2001) of OppenheimerFunds Distributor,
                                     Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001)
                                     of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                                     OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the
                                     Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                     Corporation, Trinity Investment Management Corporation and Tremont
                                     Capital Management, Inc. (since November 2001), HarbourView Asset Management
                                     Corporation and OFI Private Investments, Inc. (since July 2001); President
                                     (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                     Asset Management, Inc.; Executive Vice President (since February 1997) of
                                     Massachusetts Mutual Life Insurance Company (the Manager's parent company);
                                     a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company Institute's Board of Governors (elected to serve from October 3, 2003 through September 30, 2006). Formerly, Chief Operating
                                     Officer (September 2000-June 2001) of the Manager; President and trustee
                                     (November 1999-November 2001) of MML Series Investment Fund and
                                     MassMutual Institutional Funds (open-end investment companies); a director
                                     (September 1999-August 2000) of C.M. Life Insurance Company; President,
                                     Chief Executive Officer and director (September 1999-August 2000) of MML
                                     Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald
                                     Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald
                                     Isle Bancorp). Oversees 63 portfolios as Trustee/Director and 21 additional portfolios as Officer in the OppenheimerFunds complex.

JOHN O'HARE,                         Vice President of the Manager since September 2003; an officer of 2 portfolios
Vice President and Portfolio         in the OppenheimerFunds complex. Formerly Executive Vice President and
Manager (since 2003)                 Portfolio Manager (June 2000 - August 2003) and Portfolio Manager and Senior
Age: 46                              Vice President (August 1997 - June 2000) at Geneva Capital Management, Ltd.
                                     (an investment advisor). Mr. O'Hare holds a BBA in Finance and Economics from the University of Wisconsin and is a Chartered Financial Analyst.

BRIAN W. WIXTED,                     Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)               Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                              Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                     Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                                     International Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional
                                     Asset Management, Inc. (since November 2000), and of OppenheimerFunds
                                     Legacy Program (a Colorado non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                     Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset


                          44 | OPPENHEIMER MIDCAP FUND

BRIAN W. WIXTED,                  Management Corporation (March 1999-October 2003) and OppenheimerFunds
Continued                         Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer
                                  (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services
                                  Division. An officer of 84 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)            February 2002) of the Manager; General Counsel and a director (since November
Age: 56                           2001) of the Distributor; General Counsel (since November 2001) of Centennial
                                  Asset Management Corporation; Senior Vice President and General Counsel
                                  (since November 2001) of HarbourView Asset Management Corporation;
                                  Secretary and General Counsel (since November 2001) of Oppenheimer
                                  Acquisition Corp.; Assistant Secretary and a director (since October 1997) of
                                  OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President
                                  and a director (since November 2001) of Oppenheimer Partnership Holdings,
                                  Inc.; a director (since November 2001) of Oppenheimer Real Asset Management,
                                  Inc.; Senior Vice President, General Counsel and a director (since November 2001)
                                  of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                                  Investments, Inc. and OFI Trust Company; Vice President (since November 2001)
                                  of OppenheimerFunds Legacy Program; Senior Vice President and General
                                  Counsel (since November 2001) of OFI Institutional Asset Management, Inc.; a
                                  director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior
                                  Vice President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001)
                                  of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-
                                  November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                  2001); and OppenheimerFunds International Ltd. (October 1997-November
                                  2001). An officer of 84 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and                Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Chief Compliance Officer          Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                      Formerly (until February 2004) Vice President and Director of Internal Audit of
Age: 54                           the Manager. An officer of 84 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                          45 | OPPENHEIMER MIDCAP FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $15,000 in fiscal 2004 and $15,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $6,500 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions and internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $103 in fiscal 2004 and $121 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include the cost to the principal accountant of attending audit committee meetings.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $45,603 in fiscal 2004 and $11,621 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

      Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

      The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)